Document And Entity Information	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	Mister Car Wash, Inc.
Entity Central Index Key	0001853513
Entity Emerging Growth Company	true
Entity File Number	001-40542
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E. 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	520
Local Phone Number	615-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends the Current Report on Form 8-K furnished by Mister Car Wash, Inc. (the “Company”) on August 11, 2022 (the “Original Form 8-K”). The purpose of this Amended Form 8-K is to correct certain typographical errors contained in the column for the Three Months Ended June 30, 2021 for the Income tax impact of stock award exercises in the table "GAAP to Non-GAAP Reconciliations” for the Reconciliation of net income to Adjusted Net Income and the resulting updates to Adjusted Net Income and to Diluted Adjusted Net Income per Share as reflected in the corrected press release furnished on Exhibit 99.1 hereto.